SEGMENT INFORMATION - Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total capital expenditures	$ 1,637,305	$ 912,355	$ 283,998
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	1,207,477	550,459	227,857
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	13,116	6,515	5,951
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	21,984	5,464	7,105
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	264,922	97,654	99,416
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	907,455	440,826	115,385
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	405,196	359,854	817
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 24,632	$ 2,042	$ 55,324